Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities:
Net income	$ 69,332	$ 34,673
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	247	163
Depreciation expense	29,108	26,146
Amortization of intangibles	5,443	6,078
Amortization of grants	(145)	(98)
Share compensation expense	9,588	8,834
Deferred taxes	(4,343)	(9,475)
Changes in assets and liabilities:
Increase in accounts receivable	(59,982)	(27,509)
(Increase)/decrease in unbilled revenue	(7,902)	12,698
Decrease in other receivables	559	1,159
(Increase)/decrease in prepayments and other current assets	(6,099)	353
Increase in other non current assets	(847)	(431)
Increase in payments on account	61,724	35,724
Increase in other current liabilities	28,515	13,220
Increase in other non-current liabilities	378	97
Decrease in income taxes payable	(4,014)	(4,074)
Increase in accounts payable	2,244	3,915
Net cash provided by operating activities	123,806	101,473
Cash flows from investing activities:
Purchase of property, plant and equipment	(23,391)	(22,361)
Purchase of subsidiary undertakings	(93,752)	(68,995)
Cash acquired with subsidiary undertakings	1,039	2,899
Purchase of short term investments	(79,727)	(86,528)
Sale of short term investments	95,852	81,710
Change in restricted cash, net	(2,250)
Net cash used in investing activities	(102,229)	(93,275)
Cash flows from financing activities:
Proceeds from exercise of share options	19,017	5,287
Share issuance costs	(68)	(76)
Tax benefit from the exercise of share options	397	852
Repurchase of ordinary shares		(15,605)
Share repurchase costs		(190)
Receipt of government grant		340
Drawdown of bank credit lines and loan facilities		20,000
Repayment of bank credit lines and loan facilities		(20,000)
Net cash provided by/(used by) financing activities	19,346	(9,392)
Effect of exchange rate movements on cash	1,489	1,328
Net increase in cash and cash equivalents	42,412	134
Cash and cash equivalents at beginning of period	114,047	119,237
Cash and cash equivalents at end of period	$ 156,459	$ 119,371